Earnings (loss) per share (EPS) (Tables)	12 Months Ended
Dec. 31, 2021
Earnings (loss) per share (EPS)
Summary of profit (loss) attributable to equity holders of the parent and the share data used in the basic and diluted EPS computations

The following table reflects the profit (loss) attributable to equity holders of the parent and the share data used in the basic and diluted EPS computations:

	2021			2020			2019
	Class A	Class B	Total	Class A	Class B	Total	Class A	Class B	Total
(Loss) profit attributable to equity holders of the parent	(70,929)	(87,154)	(158,083)	8,534	8,246	16,780	(4,379)	(5,052)	(9,431)
Weighted average number of common shares outstanding (thousand)	22,300	27,401	49,701	28,357	27,401	55,758	23,938	27,614	51,552
Effects of dilution from:
Share-based compensation plan (thousands)	142	—		161	—		337	—

Basic (loss) earnings per share - R$	(3.18)	(3.18)		0.30	0.30		(0.18)	(0.18)
Diluted (loss) earnings per share - R$	(3.18)	(3.18)		0.30	0.30		(0.18)	(0.18)